Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone ETF Trust
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2023